SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Platform Operator, Crypto-Asset [Line Items]
Embedded conversion option liabilities	$ 132,501	$ 151,262	$ 54,220
Total	132,501	151,262	54,220	$ 177,009
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Embedded conversion option liabilities	132,501	151,262	54,220
Total	$ 132,501	$ 151,262	$ 54,220